UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of February 28, 2017 (Unaudited)

Loomis Sayles Dividend Income Fund

Shares	Description	Value (†)
Common Stocks – 95.5% of Net Assets
	Aerospace & Defense – 1.9%
7,731	United Technologies Corp.	$870,124

	Automobiles – 2.0%
15,373	General Motors Co.	566,341
6,129	Harley-Davidson, Inc.	345,553

		911,894

	Banks – 9.7%
23,968	BB&T Corp.	1,155,737
16,424	Fifth Third Bancorp	450,674
14,679	JPMorgan Chase & Co.(b)	1,330,211
26,277	Wells Fargo & Co.(c)	1,520,913

		4,457,535

	Beverages – 1.6%
6,811	PepsiCo, Inc.	751,798

	Biotechnology – 2.5%
18,344	AbbVie, Inc.	1,134,393

	Building Products – 1.7%
18,346	Johnson Controls International PLC	769,431

	Chemicals – 2.7%
19,753	Dow Chemical Co. (The)	1,229,822

	Communications Equipment – 2.8%
38,270	Cisco Systems, Inc.	1,308,069

	Containers & Packaging – 1.8%
16,028	International Paper Co.	844,676

	Diversified Telecommunication Services – 2.1%
19,267	Verizon Communications, Inc.(b)	956,221

	Electric Utilities – 5.4%
18,204	PG&E Corp.	1,215,117
34,481	PPL Corp.	1,271,659

		2,486,776

	Electrical Equipment – 2.1%
13,524	Eaton Corp. PLC(b)	973,458

	Food Products – 1.1%
4,871	Hershey Co. (The)	527,773

	Health Care Equipment & Supplies – 2.3%
23,110	Abbott Laboratories	1,041,799

	Independent Power & Renewable Electricity Producers – 1.7%
25,569	NextEra Energy Partners LP	787,014

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – 1.9%
28,852	General Electric Co.(b)	$860,078

	Insurance – 5.1%
16,032	FNF Group	614,507
20,704	MetLife, Inc.	1,085,718
30,606	Old Republic International Corp.	633,850

		2,334,075

	Leisure Products – 0.8%
14,944	Mattel, Inc.	384,509

	Media – 0.7%
3,573	Omnicom Group, Inc.	304,062

	Multiline Retail – 0.7%
7,579	Kohl’s Corp.	323,017

	Oil, Gas & Consumable Fuels – 9.2%
11,027	Chevron Corp.(b)	1,240,537
12,327	Energy Transfer Partners LP	466,084
26,821	HollyFrontier Corp.	785,319
17,613	MPLX LP	655,380
19,988	Royal Dutch Shell PLC, B Shares, Sponsored ADR	1,099,340

		4,246,660

	Pharmaceuticals – 7.6%
30,003	GlaxoSmithKline PLC, Sponsored ADR	1,244,524
11,586	Merck & Co., Inc.	763,170
43,157	Pfizer, Inc.(b)	1,472,517

		3,480,211

	REITs - Diversified – 3.8%
36,899	Outfront Media, Inc.	957,529
24,115	Weyerhaeuser Co.	813,158

		1,770,687

	REITs - Hotels – 4.1%
49,994	Host Hotels & Resorts, Inc.	899,392
15,537	Ryman Hospitality Properties, Inc.	1,001,670

		1,901,062

	Road & Rail – 2.8%
5,415	CSX Corp.	262,952
8,398	Norfolk Southern Corp.	1,016,410

		1,279,362

	Semiconductors & Semiconductor Equipment – 2.3%
19,110	QUALCOMM, Inc.	1,079,333

	Software – 2.8%
20,486	Microsoft Corp.	1,310,694

	Technology Hardware, Storage & Peripherals – 1.9%
6,425	Apple, Inc.	880,161

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – 6.5%
6,422	Altria Group, Inc.	$481,136
16,348	British American Tobacco PLC, Sponsored ADR	1,043,656
13,464	Philip Morris International, Inc.(b)	1,472,289

		2,997,081

	Transportation Infrastructure – 1.7%
10,245	Macquarie Infrastructure Corp.	788,250

	Wireless Telecommunication Services – 2.2%
40,250	Vodafone Group PLC, Sponsored ADR	1,022,753

	Total Common Stocks (Identified Cost $39,438,592)	44,012,778

Preferred Stocks – 4.2%
	Integrated Energy – 1.2%
8,945	Hess Corp., 8.000%	556,021

	Pharmaceuticals – 3.0%
919	Allergan PLC, Series A, 5.500%	788,300
956	Teva Pharmaceutical Industries Ltd., 7.000%	595,397

		1,383,697

	Total Preferred Stocks (Identified Cost $2,157,251)	1,939,718

Principal Amount
Bonds and Notes – 0.1%
	Transportation Services – 0.1%
$ 75,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	48,750

	Total Bonds and Notes (Identified Cost $72,075)	48,750

Short-Term Investments – 0.5%
237,919	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2017 at 0.030% to be repurchased at $237,919 on 3/01/2017 collateralized by $245,000 U.S. Treasury Note, 2.250% due 11/15/2024 valued at $246,315 including accrued interest(f) (Identified Cost $237,919)	237,919

	Total Investments – 100.3% (Identified Cost $41,905,837)(a)	46,239,165
	Other assets less liabilities – (0.3)%	(145,178)

	Net Assets – 100.0%	$46,093,987

Shares	Description	Value (†)
Written Options – (0.0%)
	Options on Securities – (0.0%)
6,000	General Motors Co., Call expiring March 17, 2017 at 39(g)	$(900)
6,100	Harley-Davidson, Inc., Call expiring March 17, 2017 at 62.5000(g)	(458)

	Total Written Options (Premiums Received $12,640)	$(1,358)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of February 28, 2017, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets
$48,750	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At February 28, 2017, the net unrealized appreciation on investments based on a cost of $41,905,837 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,017,202
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(683,874)

Net unrealized appreciation	$4,333,328

(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At February 28, 2017, the value of this security amounted to $48,750 or 0.1% of net assets.
(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(g)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$44,012,778	$—	$—	$44,012,778
Preferred Stocks
Integrated Energy	556,021	—		556,021
Pharmaceuticals	788,300	595,397	—	1,383,697

Total Preferred Stocks	1,344,321	595,397	—	1,939,718

Bonds and Notes*	—	48,750	—	48,750
Short-Term Investments	—	237,919	—	237,919

Total	$45,357,099	$882,066	$—	$46,239,165

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(1,358)	$—	$—	$(1,358)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options, written call options and written put options for investment purposes. During the period ended February 28, 2017, the Fund engaged in written call option transactions for hedging purposes and written put option transactions for investment purposes.

The following is a summary of derivative instruments for the Fund, as of February 28, 2017:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives Equity contracts	$(1,358)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of February 28, 2017, is $517,159.

Industry Summary at February 28, 2017 (Unaudited)

Pharmaceuticals	10.6%
Banks	9.7
Oil, Gas & Consumable Fuels	9.2
Tobacco	6.5
Electric Utilities	5.4
Insurance	5.1
REITs - Hotels	4.1
REITs - Diversified	3.8
Software	2.8
Communications Equipment	2.8
Road & Rail	2.8
Chemicals	2.7
Biotechnology	2.5
Semiconductors & Semiconductor Equipment	2.3
Health Care Equipment & Supplies	2.3
Wireless Telecommunication Services	2.2
Electrical Equipment	2.1
Diversified Telecommunication Services	2.1
Automobiles	2.0
Other Investments, less than 2% each	18.8
Short-Term Investments	0.5

Total Investments	100.3
Other assets less liabilities (including open written options)	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2017 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.8% of Net Assets
	Argentina – 3.5%
1,858	MercadoLibre, Inc.	$391,796

	Brazil – 1.7%
21,080	Companhia Brasileira de Meios de Pagamento	184,058

	China – 9.5%
5,918	Alibaba Group Holding Ltd., Sponsored ADR(b)	608,962
2,530	Baidu, Inc., Sponsored ADR(b)	440,549

		1,049,511

	Denmark – 3.7%
11,477	Novo Nordisk AS, Class B	406,365

	France – 5.6%
5,437	Danone	359,701
2,380	Sodexo S.A.	261,195

		620,896

	Germany – 2.4%
1,587	Adidas AG	266,226

	Ireland – 2.7%
15,326	Experian PLC	303,608

	Italy – 1.4%
39,200	Prada SpA	149,405

	Sweden – 1.5%
17,277	Elekta AB, Class B	163,898

	Switzerland – 7.9%
3,135	Nestle S.A., (Registered)	231,357
3,785	Novartis AG, (Registered)(b)	295,578
1,401	Roche Holding AG	341,010

		867,945

	United Kingdom – 3.4%
6,422	Diageo PLC	181,067
4,155	Unilever NV	196,690

		377,757

	United States – 55.5%
488	Alphabet, Inc., Class A(b)	412,326
554	Amazon.com, Inc.(b)	468,152
3,429	American Express Co.	274,526
6,513	Coca-Cola Co. (The)	273,285
3,538	Colgate-Palmolive Co.	258,203
778	Core Laboratories NV	89,019
4,012	Deere & Co.	439,274
3,331	Expeditors International of Washington, Inc.	187,802
3,125	Facebook, Inc., Class A(b)	423,563

Shares	Description	Value (†)
Common Stocks – continued
	United States – continued
4,375	Microsoft Corp.	$279,913
11,931	Oracle Corp.	508,141
3,720	Procter & Gamble Co. (The)	338,780
5,744	QUALCOMM, Inc.	324,421
4,253	Schlumberger Ltd.	341,771
4,340	SEI Investments Co.	218,519
4,695	Shire PLC	283,102
4,738	Visa, Inc., Class A	416,660
13,611	Yum China Holdings, Inc.(b)	361,916
3,259	Yum! Brands, Inc.	212,878

		6,112,251

	Total Common Stocks (Identified Cost $10,023,311)	10,893,716

Principal Amount
Short-Term Investments – 1.7%
$ 183,433	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2017 at 0.030% to be repurchased at $183,433 on 3/01/2017 collateralized by $190,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $191,229 including accrued interest(c) (Identified Cost $183,433)	183,433

	Total Investments – 100.5% (Identified Cost $10,206,744)(a)	11,077,149
	Other assets less liabilities – (0.5)%	(57,384)

	Net Assets – 100.0%	$11,019,765

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of February 28, 2017, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$3,623,260	32.9%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At February 28, 2017, the net unrealized appreciation on investments based on a cost of $10,206,744 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,076,377
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(205,972)

Net unrealized appreciation	$870,405

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$—	$184,058	$—	$184,058
Denmark	—	406,365	—	406,365
France	—	620,896	—	620,896
Germany	—	266,226	—	266,226
Ireland	—	303,608	—	303,608
Italy	—	149,405	—	149,405
Sweden	—	163,898	—	163,898
Switzerland	—	867,945	—	867,945
United Kingdom	—	377,757	—	377,757
United States	5,829,149	283,102	—	6,112,251
All Other Common Stocks*	1,441,307	—	—	1,441,307

Total Common Stocks	7,270,456	3,623,260	—	10,893,716

Short-Term Investments	—	183,433	—	183,433

Total	$7,270,456	$3,806,693	$—	$11,077,149

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at February 28, 2017 (Unaudited)

Internet Software & Services	20.5%
Pharmaceuticals	9.5
Hotels, Restaurants & Leisure	7.6
Software	7.1
IT Services	5.5
Household Products	5.4
Food Products	5.3
Internet & Direct Marketing Retail	4.3
Beverages	4.1
Machinery	4.0
Energy Equipment & Services	3.9
Textiles, Apparel & Luxury Goods	3.8
Semiconductors & Semiconductor Equipment	3.0
Professional Services	2.7
Biotechnology	2.6
Consumer Finance	2.5
Capital Markets	2.0
Other Investments, less than 2% each	5.0
Short-Term Investments	1.7

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

Currency Exposure Summary at February 28, 2017 (Unaudited)

United States Dollar	67.6%
Euro	9.8
Swiss Franc	7.9
British Pound	6.9
Danish Krone	3.7
Other, less than 2% each	4.6

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 89.7% of Net Assets
	Aerospace & Defense – 0.7%
$ 7,217,903	Advanced Integration Technology LP, Term Loan, 6.500%, 7/22/2021(b)	$7,235,948
8,704,541	Engility Corp., Term Loan B2, 4.750%, 8/12/2023(b)	8,795,939
3,028,780	WP CPP Holdings LLC, Term Loan B3, 4.539%, 12/28/2019(c)	2,982,076

		19,013,963

	Automotive – 5.1%
10,384,000	BBB Industries U.S. Holdings, Inc., 2014 1st Lien Term Loan, 11/03/2021(d)	10,371,020
2,753,636	CH Hold Corp., 1st Lien Term Loan, 4.000%, 2/01/2024(b)	2,781,172
275,364	CH Hold Corp., Delayed Draw Term Loan B, 3.000%, 2/01/2024(e)	278,118
10,236,777	Dayco Products LLC, New Term Loan B, 5.304%, 12/12/2019(b)	10,300,757
9,407,037	Gates Global LLC, Term Loan B, 4.250%, 7/06/2021(b)	9,408,354
10,110,000	Innovative Xcessories & Services LLC, Term Loan B, 5.750%, 11/29/2022(b)	10,185,825
4,879,770	J.D. Power and Associates, 1st Lien Term Loan, 5.250%, 9/07/2023(b)	4,928,568
1,000,000	K&N Engineering, Inc., 1st Lien Term Loan, 10/19/2023(d)	1,002,500
8,924,000	K&N Engineering, Inc., 1st Lien Term Loan, 5.750%, 10/19/2023(b)	8,946,310
8,377,000	Sage Automotive Holdings, Inc., 2016 1st Lien Term Loan, 6.000%, 10/27/2022(b)	8,397,942
12,739,785	Solera LLC, 2017 USD Term Loan B, 3/03/2023(d)	12,819,409
12,739,785	Solera LLC, USD Term Loan B, 5.750%, 3/03/2023(b)	12,808,834
11,723,378	Tectum Holdings, Inc., Term Loan B, 5.791%, 8/24/2023(c)	11,811,303
4,458,000	Trader Corp., Term Loan, 5.000%, 9/28/2023(b)	4,471,017
10,425,238	U.S. Farathane LLC, Reprice Term Loan, 12/23/2021(d)	10,555,553
13,859,091	Wand Intermediate I LP, 2nd Lien Term Loan, 8.502%, 9/19/2022(b)	13,859,091

		132,925,773

	Building Materials – 2.8%
9,275,315	Floor and Decor Outlets of America, Inc., Term Loan, 5.250%, 9/30/2023(b)	9,275,315
10,901,000	Interior Logic Group, Inc., 2017 Term Loan B, 2/27/2024(d)	10,573,970
10,092,000	IPS Corp., 2016 1st Lien Term Loan, 6.250%, 12/20/2023(b)	10,167,690
2,725,961	Jeld-Wen, Inc., Term Loan B2, 4.750%, 7/01/2022(b)	2,742,998

Principal Amount	Description	Value (†)
Senior Loans – continued
	Building Materials – continued
$ 8,090,000	Morsco, Inc., Term Loan B, 8.000%, 10/31/2023(b)	$8,125,434
8,227,050	Munters Corp., Term Loan, 6.250%, 5/05/2021(b)	8,268,185
7,120,000	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.022%, 11/15/2023(b)	7,202,307
5,631,000	VC GB Holdings, Inc., 1st Lien Term Loan, 2/09/2024(d)	5,659,155
5,607,000	VC GB Holdings, Inc., 2nd Lien Term Loan, 2/09/2025(d)	5,578,965
5,674,000	Wilsonart LLC, 2016 Term Loan, 4.500%, 12/19/2023(b)	5,707,079

		73,301,098

	Cable Satellite – 0.1%
3,072,626	DigitalGlobe, Inc., 2016 Term Loan B, 3.531%, 1/15/2024(b)	3,084,148

	Chemicals – 3.5%
5,502,949	Allnex (Luxembourg) & Cy SCA, 2016 USD Term Loan B2, 5.288%, 9/13/2023(c)	5,551,100
4,145,868	Allnex USA, Inc., USD Term Loan B3, 5.288%, 9/13/2023(c)	4,182,145
1,261,135	ASP Chromaflo Dutch I BV, Term Loan B2, 5.000%, 11/18/2023(b)	1,266,659
3,030,000	ASP Chromaflo Intermediate Holdings, Inc., 2016 2nd Lien Term Loan, 9.000%, 11/14/2024(b)	3,007,275
969,865	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 5.000%, 11/18/2023(b)	974,113
1,476,000	Atotech BV, 2017 Term Loan B1, 4.000%, 1/31/2024(b)	1,490,760
13,105,127	Avantor Performance Materials Holdings, Inc., 2016 1st Lien Term Loan, 6.000%, 6/21/2022(b)	13,268,941
3,064,614	INEOS Styrolution Group GmbH, 2016 USD Term Loan B, 4.750%, 9/14/2021(b)	3,085,055
1,340,342	Kraton Polymers LLC, 2016 Term Loan B, 1/06/2022(d)	1,357,740
20,192,683	Kraton Polymers LLC, 2016 Term Loan B, 5.000%, 1/06/2022(b)	20,454,784
6,419,769	MacDermid, Inc., 2016 USD Term Loan, 5.000%, 6/07/2023(b)	6,488,782
734,828	MacDermid, Inc., USD Term Loan B5, 4.500%, 6/07/2020(b)	743,646
8,774,380	Methanol Holdings (Trinidad) Ltd., Term Loan B, 4.281%, 6/30/2022(b)	8,642,764
7,155,045	Nexeo Solutions LLC, 2016 Term Loan, 5.263%, 6/09/2023(c)	7,192,609
7,065,405	OCI Beaumont LLC, Term Loan B3, 8.025%, 8/20/2019(b)	7,250,872
6,153,252	Plaskolite, Inc., 1st Lien Term Loan, 5.000%, 11/03/2022(b)	6,207,092

		91,164,337

	Construction Machinery – 0.2%
6,704,137	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(b)	5,162,186

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Cyclical Services – 7.3%
$ 12,540,084	Access CIG LLC, 1st Lien Term Loan, 6.061%, 10/18/2021(c)	$12,602,784
9,236,772	Coinstar LLC, 1st Lien Term Loan, 5.250%, 9/27/2023(b)	9,314,731
11,262,123	ConvergeOne Holdings Corp., 1st Lien Term Loan, 6.375%, 6/17/2020(b)	11,219,890
1,700,000	DTI Holdco, Inc., 2016 Term Loan B, 9/21/2023(d)	1,695,036
13,707,645	DTI Holdco, Inc., 2016 Term Loan B, 6.289%, 9/21/2023(c)	13,667,619
15,761,226	DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.297%, 11/04/2021(c)	15,847,125
1,128,000	DTZ U.S. Borrower LLC, 2nd Lien Term Loan, 9.289%, 11/04/2022(b)	1,128,000
8,384,622	Imagine! Print Solutions, Inc., Term Loan B, 7.000%, 3/30/2022(b)	8,447,507
10,449,000	Mergermarket USA, Inc., 2nd Lien Term Loan, 7.500%, 2/04/2022(b)	10,279,204
1,828,000	Mister Car Wash Holdings, Inc., Delayed Draw Term Loan, 0.500%, 8/20/2021(e)	1,831,802
9,116,630	Mister Car Wash Holdings, Inc., Term Loan B, 5.250%, 8/20/2021(b)	9,135,593
11,030,535	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	10,855,921
4,565,076	STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.250%, 6/30/2022(b)	4,405,298
9,846,547	SurveyMonkey, Inc., Term Loan B, 6.250%, 2/05/2019(b)	9,945,013
10,270,402	TruGreen LP, 1st Lien Term Loan B, 6.500%, 4/13/2023(b)	10,398,782
2,840,688	TwentyEighty, Inc., PIK Term Loan B, 1.000%, 3/31/2020(b)(f)	1,704,413
2,005,192	TwentyEighty, Inc., PIK Term Loan C, 0.250%, 3/31/2020(b)(f)	1,203,115
8,649,323	U.S. Security Associates Holdings, Inc., 2016 Term Loan, 6.000%, 7/14/2023(b)	8,746,627
304,041	USAGM HoldCo LLC, 2016 Incremental Delayed Draw Term Loan, 7/28/2022(d)	305,813
1,248,458	USAGM HoldCo LLC, 2016 Incremental Delayed Draw Term Loan, 5.500%, 7/28/2022(b)	1,255,736
2,502,800	USAGM HoldCo LLC, 2016 Incremental Term Loan, 7/28/2022(d)	2,517,392
10,277,038	USAGM HoldCo LLC, 2016 Incremental Term Loan, 5.500%, 7/28/2022(b)	10,336,953
5,226,000	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, 5.250%, 12/19/2023(b)	5,275,020
3,350,000	William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5/06/2021(d)	3,359,078
2,079,369	William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 4.287%, 5/06/2021(c)	2,085,004
3,140,154	William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 5/06/2022(d)	3,155,855
10,072,000	William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.290%, 5/06/2022(b)	10,122,360
11,428,784	Xerox Business Services LLC, USD Term Loan B, 6.276%, 12/07/2023(b)	11,614,502

		192,456,173

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Products – 3.9%
$ 4,587,838	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 7/25/2022(d)	$4,473,142
19,321,000	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 7.500%, 7/25/2022(b)	18,837,975
8,065,714	Augusta Sportswear Group, Inc., Term Loan B, 5.281%, 10/26/2023(b)	8,126,207
7,828,493	Bioplan USA, Inc., 2015 Term Loan, 5.750%, 9/23/2021(b)	7,606,711
10,705,012	Information Resources, Inc., 1st Lien Term Loan, 5.250%, 1/18/2024(b)	10,832,188
10,547,000	Nature’s Bounty Co. (The), 2017 USD Term Loan B, 4.500%, 5/05/2023(b)	10,612,919
6,967,538	Ozark Holdings LLC, Term Loan B, 5.750%, 7/01/2023(b)	7,019,794
10,781,878	Polyconcept Investments BV, USD 2016 Term Loan B, 6.250%, 8/10/2023(b)	10,869,534
7,196,000	Serta Simmons Bedding LLC, 1st Lien Term Loan, 4.538%, 11/08/2023(b)	7,226,151
7,490,000	Serta Simmons Bedding LLC, 2nd Lien Term Loan, 9.038%, 11/08/2024(b)	7,630,438
7,507,092	Strategic Partners, Inc., 2016 Term Loan, 5.500%, 6/30/2023(b)	7,572,779
1,760,509	Varsity Brands, Inc., 1st Lien Term Loan, 5.000%, 12/11/2021(b)	1,786,036

		102,593,874

	Diversified Manufacturing – 1.6%
3,954,263	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(b)(g)(h)	2,565,328
11,961,363	Cortes NP Acquisition Corp., Term Loan B, 6.030%, 11/30/2023(c)	12,046,050
14,227,841	CPI Acquisition, Inc., Term Loan B, 5.834%, 8/17/2022(b)	12,769,487
2,525,117	Douglas Dynamics Holdings, Inc., 2017 Term Loan B, 4.500%, 12/31/2021(b)	2,531,430
2,845,000	Milacron LLC, Amended Term Loan B, 3.781%, 9/28/2023(b)	2,857,461
8,126,413	NN, Inc., 2016 Term Loan B, 5.031%, 10/19/2022(b)	8,189,880

		40,959,636

	Electric – 2.0%
9,132,803	APLP Holdings LP, 2016 Term Loan B, 6.000%, 4/13/2023(b)	9,237,830
2,499,225	Dynegy, Inc., 2017 Term Loan C, 4.250%, 6/27/2023(b)	2,524,042
8,605,393	Mirion Technologies, Inc., Term Loan B, 5.750%, 3/31/2022(b)	8,573,123
9,904,769	PrimeLine Utility Services LLC, Term Loan, 6.500%, 11/12/2022(b)	10,003,817
11,289,495	TerraForm AP Acquisition Holdings LLC, Term Loan B, 5.500%, 6/26/2022(b)	11,317,719
9,904,247	TPF II Power LLC, Term Loan B, 5.000%, 10/02/2021(b)	9,992,494

		51,649,025

Principal Amount	Description	Value (†)
Senior Loans – continued
	Environmental – 0.9%
$ 5,226,076	EnergySolutions LLC, New Term Loan, 6.750%, 5/29/2020(b)	$5,256,544
2,443,702	EWT Holdings III Corp., 1st Lien Term Loan, 4.750%, 1/15/2021(b)	2,452,866
967,563	EWT Holdings III Corp., 2016 1st Lien Term Loan, 5.500%, 1/15/2021(b)	972,400
4,693,347	Infiltrator Systems, Inc., 2016 Term Loan B, 5/27/2022(d)	4,716,814
10,930,562	SiteOne Landscape Supply, Inc., Reprice Term Loan B, 5.500%, 4/29/2022(b)	11,033,091

		24,431,715

	Finance Companies – 0.4%
11,287,157	iStar, Inc., 2016 Term Loan B, 4.750%, 7/01/2020(b)	11,400,029

	Financial Other – 2.0%
8,309,153	Ascensus, Inc., 2017 Term Loan, 5.000%, 12/03/2022(b)	8,329,926
1,825,000	Ascensus, Inc., Term Loan, 12/03/2022(d)	1,829,563
11,208,290	DBRS Ltd., Term Loan, 6.304%, 3/04/2022(b)	10,610,552
7,965,803	Eze Castle Software, Inc., New 2nd Lien Term Loan, 7.500%, 4/05/2021(b)	7,872,842
9,524,941	Institutional Shareholder Services, Inc., Term Loan, 4.750%, 4/30/2021(b)	9,572,565
13,524,027	Victory Capital Management, Inc., Term Loan B, 8.500%, 10/31/2021(b)	13,638,170

		51,853,618

	Food & Beverage – 2.3%
7,875,263	ASP MSG Acquisition Co., Inc., 2017 Term Loan B, 5.000%, 8/16/2023(b)	7,931,019
9,444,180	CPM Holdings, Inc., Term Loan B, 4/11/2022(d)	9,503,206
9,196,000	Culligan International Co., 2016 1st Lien Term Loan, 5.000%, 12/13/2023(b)	9,345,435
12,722,700	Give & Go Prepared Foods Corp., 1st Lien Term Loan, 6.500%, 7/29/2023(b)	12,945,347
3,412,448	Packers Holdings LLC, Term Loan B, 4.750%, 12/02/2021(b)	3,463,634
7,556,000	Prolampac Intermediate, Inc., 2016 1st Lien Term Loan, 5.056%, 11/18/2023(c)	7,673,118
9,077,000	TKC Holdings, Inc., 2017 Term Loan, 4.750%, 2/01/2023(b)	9,145,078

		60,006,837

	Gaming – 0.2%
4,133,000	Gateway Casinos & Entertainment Ltd., Term Loan B1, 2/14/2023(d)	4,156,269

	Health Insurance – 1.4%
3,218,697	Highland Acquisitions Holdings LLC, Term Loan B, 11/30/2022(d)	3,170,416
9,395,000	Highland Acquisitions Holdings LLC, Term Loan B, 6.500%, 11/30/2022(b)	9,254,075

Principal Amount	Description	Value (†)
Senior Loans – continued
	Health Insurance – continued
$ 5,000,000	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.750%, 3/01/2021(b)	$5,011,250
375,984	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 3/01/2021(d)	377,082
5,000,000	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 6.750%, 2/28/2022(b)	5,014,600
14,031,478	Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan, 6.804%, 2/28/2022(b)	14,066,557

		36,893,980

	Healthcare – 6.8%
8,485,814	ATI Holdings Acquisition, Inc., 2016 Term Loan, 5.505%, 5/10/2023(b)	8,565,411
11,418,989	CareCore National LLC, Term Loan B, 5.500%, 3/05/2021(b)	11,461,810
2,466,786	CHG Healthcare Services, Inc., Term Loan B, 4.750%, 6/07/2023(b)	2,497,621
7,254,514	CT Technologies Intermediate Holdings, Inc., New 1st Lien Term Loan, 5.250%, 12/01/2021(b)	6,855,516
5,000,568	Explorer Holdings, Inc., 2016 Term Loan B, 6.035%, 5/02/2023(b)	5,063,074
10,195,902	FHC Health Systems, Inc., 2014 Term Loan, 5.000%, 12/23/2021(b)	9,788,066
873,449	Global Healthcare Exchange LLC, 2015 Term Loan B, 5.250%, 8/15/2022(b)	883,642
13,513,408	Greatbatch Ltd., Term Loan B, 5.250%, 10/27/2022(b)	13,618,948
17,830,978	HC Group Holdings III, Inc., Term Loan B, 6.000%, 4/07/2022(b)	17,206,893
7,221,469	NMSC Holdings, Inc., 1st Lien Term Loan, 6.000%, 4/19/2023(b)	7,293,683
565,536	NVA Holdings, Inc., 2016 Term Loan, 5.500%, 8/14/2021(b)	565,536
1,634,245	NVA Holdings, Inc., 2nd Lien Term Loan, 8/14/2021(d)	1,650,587
10,134,102	NVA Holdings, Inc., 2nd Lien Term Loan, 8.000%, 8/14/2022(b)	10,235,443
6,430,346	NVA Holdings, Inc., USD 1st Lien Term Loan B2, 8/14/2021(d)	6,494,650
13,331,107	Onex TSG Holdings II Corp., 1st Lien Term Loan, 5.000%, 7/31/2022(b)	13,401,895
11,602,000	Patterson Medical Holdings, Inc., 1st Lien Term Loan, 5.750%, 8/28/2022(b)	11,689,015
2,291,000	Press Ganey Holdings, Inc., 1st Lien Term Loan, 4.250%, 10/21/2023(b)	2,293,864
3,473,192	Select Medical Corp., 2017 Term Loan B, 1/26/2024(d)	3,486,217
7,882,060	Surgery Center Holdings, Inc., New 1st Lien Term Loan, 4.750%, 11/03/2020(b)	7,926,436
14,669,000	Team Health Holdings, Inc., 1st Lien Term Loan, 3.750%, 2/06/2024(b)	14,623,233
13,295,591	Tecomet, Inc., 1st Lien Term Loan, 5.750%, 12/05/2021(b)	13,312,211
10,572,533	U.S. Renal Care, Inc., 2015 Term Loan B, 5.250%, 12/31/2022(b)	9,726,731

		178,640,482

Principal Amount	Description	Value (†)
Senior Loans – continued
	Home Construction – 0.9%
$ 13,516,641	LBM Borrower LLC, 1st Lien Term Loan, 6.288%, 8/20/2022(c)	$13,546,243
8,902,000	Zodiac Pool Solutions LLC, 1st Lien Term Loan, 5.500%, 12/20/2023(b)	8,963,246

		22,509,489

	Independent Energy – 1.2%
6,160,000	California Resources Corp., Second Out Term Loan, 11.375%, 12/31/2021(b)	6,940,287
8,595,269	Chesapeake Energy Corp., Term Loan, 8.553%, 8/23/2021(b)	9,282,891
7,827,000	Gavilan Resources LLC, 2nd Lien Term Loan, 2/24/2024(d)	7,827,000
2,072,574	MEG Energy Corp., 2017 Term Loan B, 4.540%, 12/31/2023(b)	2,083,724
4,420,253	P2 Upstream Acquisition Co., 1st Lien Term Loan, 5.250%, 10/30/2020(b)	4,254,494

		30,388,396

	Industrial Other – 6.0%
10,506,000	Brickman Group Ltd. LLC, 2nd Lien Term Loan, 7.500%, 12/17/2021(b)	10,554,117
1,604,000	Columbus McKinnon Corp., Term Loan B, 4.000%, 1/31/2024(b)	1,613,031
6,869,000	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 7.052%, 11/22/2021(b)	5,393,608
8,316,692	Dexter Axle Co., USD Term Loan, 6.250%, 12/30/2022(b)	8,337,483
632,857	Duke Finance LLC, 2017 1st Lien Term Loan, 2/21/2024(d)	637,603
4,430,000	Duke Finance LLC, 2017 1st Lien Term Loan, 6.000%, 2/21/2024(b)	4,463,225
14,769,590	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(b)	14,788,052
5,373,216	GCA Services Group, Inc., 2016 Term Loan, 6.058%, 3/01/2023(c)	5,424,691
5,552,483	Hampton Rubber Co., 1st Lien Term Loan, 5.000%, 3/27/2021(b)	4,969,472
4,977,795	Harland Clarke Holdings Corp., Term Loan B5, 12/31/2019(d)	5,023,441
1,240,000	Harland Clarke Holdings Corp., Term Loan B6, 2/02/2022(d)	1,247,750
9,043,765	Harland Clarke Holdings Corp., Term Loan B6, 6.500%, 2/02/2022(b)	9,100,289
4,992,953	LTI Holdings, Inc., 1st Lien Term Loan, 5.250%, 4/16/2022(b)	4,980,470
12,118,960	Merrill Communications LLC, 2015 Term Loan, 6.289%, 6/01/2022(b)	12,098,721
4,402,965	MTS Systems Corp., Term Loan B, 5.030%, 7/05/2023(b)	4,452,498
8,335,886	NES Global Talent Ltd., 1st Lien Term Loan, 6.539%, 10/03/2019(b)	7,502,298
8,861,684	North American Lifting Holdings, Inc., 1st Lien Term Loan, 5.500%, 11/27/2020(b)	8,130,595
7,680,000	Oxbow Carbon LLC, 2nd Lien Term Loan, 8.000%, 1/17/2020(b)	7,680,000

Principal Amount	Description	Value (†)
Senior Loans – continued
	Industrial Other – continued
$ 5,094,004	Power Products LLC, Term Loan, 5.530%, 12/20/2022(b)	$5,135,418
7,900,000	Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 4.250%, 5/02/2022(b)	7,972,443
4,094,323	Research Now Group, Inc., Term Loan, 5.500%, 3/18/2021(b)(g)(h)	4,022,673
11,250,416	Trojan Battery Co. LLC, 2013 Term Loan, 5.754%, 6/11/2021(c)	11,222,290
12,395,623	WireCo WorldGroup, Inc., 1st Lien Term Loan, 6.500%, 9/30/2023(b)	12,483,384

		157,233,552

	Internet & Data – 2.4%
700,000	Cision U.S., Inc., USD Term Loan B, 6/16/2023(d)	704,081
14,415,849	Cision U.S., Inc., USD Term Loan B, 7.000%, 6/16/2023(b)	14,499,894
13,228,923	EIG Investors Corp., 2013 Term Loan, 6.532%, 11/09/2019(c)	13,271,917
3,923,222	EIG Investors Corp., 2016 Term Loan, 6.042%, 2/09/2023(c)	3,944,486
3,444,354	MH Sub I LLC, 1st Lien Term Loan, 4.750%, 7/08/2021(b)	3,453,825
898,151	MH Sub I LLC, 2nd Lien Term Loan, 7/08/2021(d)	904,887
9,922,935	MH Sub I LLC, 2nd Lien Term Loan, 8.500%, 7/08/2022(b)	9,997,357
7,546,615	Polycom, Inc., 1st Lien Term Loan, 6.250%, 9/27/2023(b)	7,599,441
8,523,965	YP LLC, USD Term Loan B, 12.250%, 6/04/2018(b)	8,470,690

		62,846,578

	Leisure – 1.7%
2,669,783	AMF Bowling Centers, Inc., 2016 Term Loan, 8/17/2023(d)	2,678,673
16,812,727	AMF Bowling Centers, Inc., 2016 Term Loan, 6.000%, 8/17/2023(b)	16,868,714
4,520,113	Cast and Crew Payroll LLC, 2017 1st Lien Term Loan, 8/12/2022(d)	4,523,865
6,693,275	CDS U.S. Intermediate Holdings, Inc., 1st Lien Term Loan, 5.000%, 7/08/2022(b)	6,744,880
3,931,000	CDS U.S. Intermediate Holdings, Inc., 2nd Lien Term Loan, 9.250%, 7/10/2023(b)	3,881,862
9,628,320	Leslie’s Poolmart, Inc., 2016 Term Loan, 5.250%, 8/16/2023(b)	9,658,649

		44,356,643

	Media Entertainment – 5.0%
9,667,775	ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 7/31/2020(b)(g)(h)	9,123,963
7,968,126	Alpha Media LLC, 2016 Term Loan, 7.000%, 2/25/2022(b)	7,569,720
6,086,745	Camelot UK Holdco Ltd., Term Loan B, 4.750%, 10/03/2023(b)	6,153,943
7,080,453	CBS Radio, Inc., Term Loan B, 4.500%, 10/17/2023(b)	7,142,407

Principal Amount	Description	Value (†)
Senior Loans – continued
	Media Entertainment – continued
$ 13,732,772	Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 5.250%, 6/07/2023(b)	$12,962,501
9,371,263	Cumulus Media Holdings, Inc., 2013 Term Loan, 4.250%, 12/23/2020(b)	6,826,403
1,284,638	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(b)	1,302,302
1,835,143	Donnelley Financial Solutions, Inc., Term Loan B, 5.000%, 9/30/2023(b)	1,851,971
2,588,173	Entercom Radio LLC, 2016 Term Loan, 4.512%, 11/01/2023(c)	2,597,879
2,071,240	Extreme Reach, Inc., 1st Lien Term Loan, 7.250%, 2/07/2020(b)	2,084,185
7,588,000	Extreme Reach, Inc., 2nd Lien Term Loan, 11.000%, 1/24/2021(b)(g)(h)	7,259,212
8,400,579	iHeartCommunications, Inc., Term Loan D, 7.531%, 1/30/2019(b)	7,289,602
6,337,392	ION Media Networks, Inc., 2016 Term Loan B, 4.500%, 12/18/2020(b)	6,424,531
12,566,887	LSC Communications, Inc., Term Loan B, 7.000%, 9/30/2022(b)	12,629,722
7,500,000	McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 5.000%, 5/04/2022(b)	7,364,100
9,231,881	ProQuest LLC, New Term Loan B, 10/24/2021(d)	9,315,522
16,577,461	Redbox Automated Retail LLC, Term Loan B, 8.500%, 9/27/2021(b)	16,536,017
1,000,000	Sesac Holdco II LLC, 2017 1st Lien Term Loan, 2/10/2024(d)	1,000,000
5,083,000	Sesac Holdco II LLC, 2017 1st Lien Term Loan, 4.303%, 2/10/2024(b)	5,083,000

		130,516,980

	Metals & Mining – 1.3%
6,107,814	American Rock Salt Holdings LLC, 1st Lien Term Loan, 4.750%, 5/20/2021(b)	6,109,707
6,158,851	American Rock Salt Holdings LLC, Incremental Term Loan, 4.750%, 5/20/2021(b)	6,160,761
5,749,358	Global Brass & Copper, Inc., 2016 Term Loan B, 5.250%, 7/18/2023(b)	5,835,598
9,787,000	Harsco Corp., Term Loan B, 6.000%, 11/02/2023(b)	9,982,740
7,150,000	Peabody Energy Corp., Term Loan B, 9/24/2020(d)	7,231,581

		35,320,387

	Midstream – 1.6%
10,341,083	Gulf Finance LLC, Term Loan B, 6.250%, 8/25/2023(b)	10,491,856
7,549,633	Limetree Bay Terminals LLC, 2017 Term Loan B, 6.040%, 2/15/2024(b)	7,596,818
12,159,768	Veresen Midstream LP, 2017 Term Loan B, 3/31/2022(d)	12,281,366
2,244,289	Veresen Midstream LP, Term Loan B1, 3/31/2022(d)	2,266,732

Principal Amount	Description	Value (†)
Senior Loans – continued
	Midstream – continued
$ 9,915,479	Veresen Midstream LP, Term Loan B1, 5.250%, 3/31/2022(b)	$10,014,633

		42,651,405

	Oil Field Services – 0.5%
8,425,000	Petroleum Geo-Services ASA, New Term Loan B, 3/19/2021(d)	7,147,180
316,667	Pinnacle Holdco S.a.r.l., 2nd Lien Term Loan, 10.500%, 7/24/2020(b)	205,834
7,318,447	Pinnacle Holdco S.a.r.l., Term Loan, 4.750%, 7/30/2019(b)	5,946,238

		13,299,252

	Other Utility – 0.6%
2,779,405	PowerTeam Services LLC, 2nd Lien Term Loan, 11/06/2020(d)	2,765,508
11,973,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	11,913,135

		14,678,643

	Packaging – 1.3%
4,260,000	Flex Acquisition Co., Inc., 1st Lien Term Loan, 4.250%, 12/29/2023(b)	4,288,755
10,977,390	Fort Dearborn Co., 2016 1st Lien Term Loan, 5.000%, 10/19/2023(b)	11,087,164
6,834,136	PLZ Aeroscience Corp., USD Term Loan, 7/31/2022(d)	6,859,764
1,013,182	TricorBraun Holdings, Inc., 1st Lien Delayed Draw Term Loan, 1.875%, 11/30/2023(e)	1,022,685
10,131,818	TricorBraun Holdings, Inc., 2016 1st Lien Term Loan, 4.750%, 11/30/2023(b)	10,226,855

		33,485,223

	Pharmaceuticals – 2.7%
3,450,000	Akorn, Inc., Term Loan B, 5.250%, 4/16/2021(b)	3,497,438
11,089,822	BioClinica, Inc., 1st Lien Term Loan, 5.250%, 10/20/2023(b)	11,179,982
10,291,208	Genoa, a QoL Healthcare Co. LLC, 2016 1st Lien Term Loan, 4.750%, 10/28/2023(b)	10,342,664
13,509,519	inVentiv Health, Inc., 2016 Term Loan B, 4.804%, 11/09/2023(b)	13,591,792
2,992,405	Jaguar Holding Co. II, 2015 Term Loan B, 8/18/2022(d)	3,007,367
1,755,544	Jaguar Holding Co. II, 2015 Term Loan B, 4.250%, 8/18/2022(b)	1,764,322
9,871,940	Valeant Pharmaceuticals International, Inc., Term Loan B F1, 4/01/2022(d)	9,933,640
17,054,820	Valeant Pharmaceuticals International, Inc., Term Loan B F1, 5.530%, 4/01/2022(b)	17,161,412

		70,478,617

	Property & Casualty Insurance – 4.1%
5,988,461	Alliant Holdings I, Inc., 2015 Term Loan B, 4.503%, 8/12/2022(b)	6,039,902
2,832,000	AmWINS Group, Inc., 2017 2nd Lien Term Loan, 7.750%, 1/25/2025(b)	2,878,020

Principal Amount	Description	Value (†)
Senior Loans – continued
	Property & Casualty Insurance – continued
$ 2,293,726	Applied Systems, Inc., New 2nd Lien Term Loan, 1/24/2022(d)	$2,310,929
18,374,972	Applied Systems, Inc., New 2nd Lien Term Loan, 7.500%, 1/24/2022(b)	18,512,784
10,693,106	AssuredPartners, Inc., 2016 Term Loan B, 5.250%, 10/21/2022(b)	10,804,528
14,984,190	Confie Seguros Holding II Co., 2016 Term Loan B, 5.750%, 4/19/2022(b)	15,043,527
11,955,364	Cunningham Lindsey U.S., Inc., 1st Lien Term Loan, 5.028%, 12/10/2019(c)	10,475,888
5,255,227	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 9.318%, 6/10/2020(b)(g)(h)	2,450,250
13,590,127	Hyperion Insurance Group Ltd., 2015 Term Loan B, 5.500%, 4/29/2022(b)	13,612,822
9,375,000	Mitchell International, Inc., New 2nd Lien Term Loan, 8.500%, 10/11/2021(b)	9,357,469
8,032,545	VF Holding Corp., Reprice Term Loan, 4.250%, 6/30/2023(b)	8,097,850
7,777,381	York Risk Services Holding Corp., Term Loan B, 4.750%, 10/01/2021(b)	7,567,391

		107,151,360

	Restaurants – 0.9%
7,679,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 9.000%, 8/01/2022(b)	7,698,197
15,882,356	Red Lobster Management LLC, Term Loan B, 6.250%, 7/28/2021(b)	16,080,886

		23,779,083

	Retailers – 6.6%
13,391,444	Academy Ltd., 2015 Term Loan B, 5.019%, 7/01/2022(c)	10,562,501
10,133,000	Array Canada, Inc., Term Loan B, 6.034%, 2/10/2023(b)	10,057,003
15,865,745	Ascena Retail Group, Inc., 2015 Term Loan B, 5.313%, 8/21/2022(b)	14,398,164
7,995,337	At Home Holding III, Inc., Term Loan, 4.539%, 6/03/2022(b)	7,975,349
3,999,539	Bass Pro Group LLC, 2015 Term Loan, 4.023%, 6/05/2020(b)	3,829,559
15,622,129	Bass Pro Group LLC, Term Loan B, 5.970%, 12/16/2023(b)	14,986,464
17,451,925	BDF Acquisition Corp., 1st Lien Term Loan, 5.750%, 2/12/2021(b)	17,332,031
6,445,556	David’s Bridal, Inc., New Term Loan B, 5.250%, 10/11/2019(b)	5,726,489
5,695,494	Evergreen Acqco 1 LP, New Term Loan, 5.000%, 7/09/2019(b)	5,046,208
6,250,000	Hudson’s Bay Co., 2015 Term Loan B, 4.250%, 9/30/2022(b)	6,135,438
11,885,960	Jill Acquisition LLC, 2015 Term Loan, 6.040%, 5/08/2022(b)	11,697,805
12,216,856	Men’s Wearhouse, Inc. (The), Term Loan B, 4.528%, 6/18/2021(c)	11,929,760
3,400,437	Neiman Marcus Group Ltd., Inc., 2020 Term Loan, 4.250%, 10/25/2020(b)	2,736,195

Principal Amount	Description	Value (†)
Senior Loans – continued
	Retailers – continued
$ 3,740,554	Petco Animal Supplies, Inc., 2017 Term Loan B, 1/26/2023(d)	$3,600,283
15,043,466	Petco Animal Supplies, Inc., 2017 Term Loan B, 4.287%, 1/26/2023(b)	14,479,336
18,951,774	PetSmart, Inc., Term Loan B2, 4.000%, 3/11/2022(b)	18,655,558
8,351,699	Talbots, Inc. (The), 1st Lien Term Loan, 5.500%, 3/19/2020(b)	7,495,650
2,593,912	Talbots, Inc. (The), 2nd Lien Term Loan, 3/19/2021(d)(g)(h)	2,209,157
5,127,807	Talbots, Inc. (The), 2nd Lien Term Loan, 9.500%, 3/19/2021(b)(g)(h)	4,367,200

		173,220,150

	Supermarkets – 0.5%
12,000,000	Albertsons LLC, USD 2016 Term Loan B4, 8/22/2021(d)	12,142,560

	Technology – 5.2%
2,000,000	Aptean, Inc., 2016 1st Lien Term Loan, 12/20/2022(d)	2,027,500
8,261,000	Aptean, Inc., 2016 1st Lien Term Loan, 6.000%, 12/20/2022(b)	8,374,589
3,750,000	Aptean, Inc., 2016 2nd Lien Term Loan, 10.500%, 12/14/2023(b)	3,742,987
6,073,548	Aricent Technologies, 1st Lien Term Loan, 5.500%, 4/14/2021(b)	6,059,883
8,199,000	Greeneden U.S. Holdings II LLC, 2017 Term Loan B, 5.025%, 12/01/2023(b)	8,292,715
784,000	Hyland Software, Inc., 2017 Term Loan, 4.031%, 7/01/2022(b)	794,451
6,800,910	Infor (U.S.), Inc., Term Loan B6, 2/01/2022(d)	6,805,738
4,191,000	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)(g)(h)	3,600,781
375,000	IQOR U.S., Inc., Term Loan B, 4/01/2021(d)	363,281
12,796,477	IQOR U.S., Inc., Term Loan B, 6.000%, 4/01/2021(b)	12,396,587
6,656,672	MSC Software Corp., 1st Lien Term Loan, 5.000%, 5/29/2020(b)	6,664,993
1,459,153	Oberthur Technologies S.A., 2016 USD Term Loan B1, 4.701%, 12/15/2023(b)	1,472,840
2,364,835	Oberthur Technologies S.A., 2016 USD Term Loan B2, 3.750%, 12/15/2023(e)	2,387,017
7,932,074	Openlink International Intermediate, Inc., 2017 Term Loan, 7.750%, 7/29/2019(b)	7,998,148
2,291,000	Optiv Security, Inc., 1st Lien Term Loan, 4.250%, 2/01/2024(b)	2,304,609
9,950,584	Presidio, Inc., 2017 Term Loan B, 4.500%, 2/02/2022(b)	10,019,044
11,759,383	Riverbed Technology, Inc., 2016 Term Loan, 4.250%, 4/24/2022(b)	11,849,225
6,156,246	Rocket Software, Inc., 2016 1st Lien Term Loan, 5.250%, 10/14/2023(b)	6,235,784
5,657,835	Rocket Software, Inc., 2016 2nd Lien Term Loan, 10.500%, 10/14/2024(b)	5,725,050

Principal Amount	Description	Value (†)
Senior Loans – continued
	Technology – continued
$ 11,732,597	Sirius Computer Solutions, Inc., 2016 Term Loan, 5.250%, 10/30/2022(b)	$11,842,649
4,108,000	Veritas U.S., Inc., USD Term Loan B1, 1/27/2023(d)	4,096,456
13,033,145	Veritas U.S., Inc., USD Term Loan B1, 6.625%, 1/27/2023(b)	12,996,522

		136,050,849

	Transportation Services – 1.5%
6,026,345	OSG Bulk Ships, Inc., OBS Term Loan, 5.290%, 8/05/2019(b)	5,951,015
8,202,621	OSG International, Inc., OIN Term Loan, 5.790%, 8/05/2019(c)	8,141,102
11,295,728	Uber Technologies, Term Loan B, 5.000%, 7/13/2023(b)	11,328,711
12,811,000	Vouvray U.S. Finance LLC, 2017 Term Loan B, 1/27/2024(d)	12,835,085

		38,255,913

	Utility Other – 0.3%
2,000,000	Aclara Technologies, 2016 Term Loan B, 8/29/2023(d)	2,040,000
5,313,683	Aclara Technologies, 2016 Term Loan B, 6.804%, 8/29/2023(b)	5,419,956

		7,459,956

	Wireless – 1.8%
2,860,550	GTT Communications, Inc., 2017 Term Loan B, 5.000%, 1/09/2024(b)	2,899,883
27,125,040	Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.000%, 8/31/2021(b)(i)	28,277,854
16,368,890	Sprint Communications, Inc., 1st Lien Term Loan B, 3.313%, 2/02/2024(b)	16,392,297

		47,570,034

	Wirelines – 2.4%
11,889,163	Communications Sales & Leasing, Inc., 2017 Term Loan B, 4.000%, 10/24/2022(b)	11,942,664
7,180,000	Consolidated Communications, Inc., Term Loan B2, 10/05/2023(d)	7,220,998
13,418,000	Coral U.S. Co-Borrower LLC, Term Loan B1, 5.531%, 12/30/2022(b)	13,610,951
3,552,778	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	3,589,798
9,689,443	Integra Telecom, Inc., 2015 1st Lien Term Loan, 5.575%, 8/14/2020(c)	9,691,478
4,526,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(b)	4,523,737
12,429,787	U.S. Telepacific Corp., Term Loan, 6.039%, 11/25/2020(b)	12,463,472

		63,043,098

	Total Senior Loans (Identified Cost $2,352,028,190)	2,346,131,311

Principal Amount	Description	Value (†)
Bonds and Notes – 6.8%
Non-Convertible Bonds – 6.7%
	Cable Satellite – 0.5%
$ 12,918,655	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(j)	$13,177,028

	Chemicals – 0.5%
12,300,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	12,453,750

	Environmental – 0.4%
10,311,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	10,671,885

	Financial Other – 0.2%
4,030,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	4,100,525

	Healthcare – 1.0%
9,200,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	9,292,000
1,410,000	Select Medical Corp., 6.375%, 6/01/2021	1,418,813
10,335,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	11,187,637
4,220,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	4,420,450

		26,318,900

	Independent Energy – 0.8%
10,675,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	10,461,500
11,475,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	11,733,188

		22,194,688

	Metals & Mining – 0.6%
4,650,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	4,870,875
10,430,000	Petra Diamonds U.S. Treasury PLC, 8.250%, 5/31/2020, 144A	10,899,350

		15,770,225

	Midstream – 0.1%
1,985,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	1,997,406

	Non-Agency Commercial Mortgage-Backed Securities – 0.2%
5,353,025	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(g)(h)	5,416,592

	Pharmaceuticals – 0.3%
9,080,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	8,943,800

	Property & Casualty Insurance – 0.6%
15,392,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	16,277,040

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – 0.5%
$ 12,678,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	$12,899,865

	Wirelines – 1.0%
24,665,000	Windstream Services LLC, 7.750%, 10/01/2021	25,404,950

	Total Non-Convertible Bonds (Identified Cost $168,237,059)	175,626,654

Convertible Bonds – 0.1%
	Technology – 0.1%
1,100,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021, 144A (Identified Cost $1,267,924)	1,266,375

	Total Bonds and Notes (Identified Cost $169,504,983)	176,893,029

Shares
Preferred Stocks – 0.5%
	Pharmaceuticals – 0.5%
15,878	Allergan PLC, Series A, 5.500% (Identified Cost $13,211,224)	13,619,831

Common Stocks – 0.2%
	Energy Equipment & Services – 0.0%
134,877	Hercules Offshore, Inc.(g)(h)(k)	—

	Industrial Conglomerates – 0.0%
20,609	TwentyEighty, Inc., Class A(k)	—

	Internet Software & Services – 0.0%
487,202	Dex Media, Inc.(k)(l)	1,291,085

	Oil, Gas & Consumable Fuels – 0.2%
456,158	Magnum Hunter Resources Corp.(k)	4,880,891
47,625	Rex Energy Corp.(k)	29,194

		4,910,085

	Total Common Stocks (Identified Cost $19,447,448)	6,201,170

Principal Amount
Short-Term Investments – 11.5%
$ 11,526,586	Repurchase Agreement with State Street Bank and Trust Company, dated 2/28/2017 at 0.000% to be repurchased at $11,526,586 on 3/01/2017 collateralized by $11,735,000 U.S. Treasury Note, 0.750% due 10/31/2017 valued at $11,761,429 including accrued interest(m)	11,526,586
289,872,212	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2017 at 0.030% to be repurchased at $289,872,454 on 3/01/2017 collateralized by $276,480,000 U.S. Treasury Inflation Indexed Note, 0.125% due 4/15/2017 valued at $295,672,965(m)	289,872,212

Description	Value (†)
Total Short-Term Investments (Identified Cost $301,398,798)	$301,398,798

Total Investments – 108.7% (Identified Cost $2,855,590,643)(a)	2,844,244,139
Other assets less liabilities – (8.7)%	(227,633,177)

Net Assets – 100.0%	$2,616,610,962

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of February 28, 2017, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$41,015,156	1.6%	$1,291,085	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At February 28, 2017, the net unrealized depreciation on investments based on a cost of $2,856,631,914 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$32,859,850
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(45,247,625)

Net unrealized depreciation	$(12,387,775)

At November 30, 2016, the Fund had a short-term capital loss carryforward of $24,594,623 with no expiration date and a long term capital loss carryforward of $70,034,056 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of February 28, 2017 is disclosed.
(c)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2017.
(d)	Position is unsettled. Contract rate was not determined at February 28, 2017 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(e)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended February 28, 2017, the issuer has not made any interest payments.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At February 28, 2017, the value of these securities amounted to $41,015,156 or 1.6% of net assets.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended February 28, 2017, interest payments were made in cash.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended February 28, 2017, interest payments were made in cash and additional debt securities.
(k)	Non-income producing security.
(l)	Fair valued by the Fund’s adviser. At February 28, 2017, the value of this security amounted to $1,291,085 or less than 0.1% of net assets.
(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the value of Rule 144A holdings amounted to $134,359,410 or 5.1% of net assets.
PIK	Payment-in-Kind

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans
Automotive	$—	$120,106,364	$12,819,409	(a)	$132,925,773
Midstream	—	30,370,039	12,281,366	(a)	42,651,405
All Other Senior Loans*	—	2,170,554,133	—		2,170,554,133

Total Senior Loans	—	2,321,030,536	25,100,775		2,346,131,311

Bonds and Notes*	—	176,893,029	—		176,893,029

Preferred Stocks*	13,619,831	—	—		13,619,831
Common Stocks
Internet Software & Services	—	—	1,291,085	(b)	1,291,085
Oil, Gas & Consumable Fuels	29,194	4,880,891	—		4,910,085
All Other Common Stocks*	—	—	—	(c)	—

Total Common Stocks	29,194	4,880,891	1,291,085		6,201,170

Short-Term Investments	—	301,398,798	—		301,398,798

Total	$13,649,025	$2,804,203,254	$26,391,860		$2,844,244,139

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.
(c)	Includes security valued at zero using Level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of November 30, 2016 and/or February 28, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at February 28, 2017
Senior Loans
Automotive	$—	$—	$—	$79,624	$12,739,785	$—	$—	$—	$12,819,409		$79,624
Media Entertainment	6,353,235	—	—	—	—	—	—	(6,353,235)	—		—
Midstream	—	—	—	121,598	12,159,768	—	—	—	12,281,366		121,598
Common Stocks
Industrial Conglomerates	—	—	—	—	—	—	—	—	-	(a)	—
Internet Software & Services	1,169,285	—	—	121,800	—	—	—	—	1,291,085		121,800

Total	$7,522,520	$—	$—	$323,022	$24,899,553	$—	$—	$(6,353,235)	$26,391,860		$323,022

(a)	Includes security valued at zero using Level 3 inputs.

A debt security valued at $6,353,235 was transferred from Level 3 to Level 2 during the period ended February 28, 2017. At November 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At February 28, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at February 28, 2017 (Unaudited)

Healthcare	7.8%
Consumer Cyclical Services	7.3
Retailers	6.6
Industrial Other	6.0
Technology	5.8
Automotive	5.1
Media Entertainment	5.0
Property & Casualty Insurance	4.7
Chemicals	4.0
Consumer Products	3.9
Pharmaceuticals	3.5
Wirelines	3.4
Building Materials	2.8
Internet & Data	2.4
Food & Beverage	2.3
Financial Other	2.2
Independent Energy	2.0
Electric	2.0
Other Investments, less than 2% each	20.4
Short-Term Investments	11.5

Total Investments	108.7
Other assets less liabilities	(8.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2017 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 94.1% of Net Assets
	Aerospace & Defense – 5.4%
39,400	General Dynamics Corp.	$7,478,514

	Auto Components – 5.0%
90,900	Delphi Automotive PLC	6,920,217

	Banks – 4.5%
45,575	Citigroup, Inc.	2,725,841
61,375	Wells Fargo & Co.	3,552,385

		6,278,226

	Capital Markets – 1.8%
22,275	Moody’s Corp.	2,480,767

	Diversified Financial Services – 2.4%
19,700	Berkshire Hathaway, Inc., Class B(b)	3,376,974

	Energy Equipment & Services – 4.0%
103,900	Halliburton Co.	5,554,494

	Food & Staples Retailing – 2.4%
38,700	Walgreens Boots Alliance, Inc.	3,342,906

	Health Care Equipment & Supplies – 5.2%
88,650	Medtronic PLC	7,172,671

	Health Care Providers & Services – 10.0%
89,725	Envision Healthcare Corp.(b)	6,280,750
45,650	UnitedHealth Group, Inc.	7,549,597

		13,830,347

	Household Durables – 4.2%
117,600	Newell Brands, Inc.	5,765,928

	Industrial Conglomerates – 4.1%
45,200	Honeywell International, Inc.	5,627,400

	Insurance – 2.0%
49,075	Arthur J. Gallagher & Co.	2,794,821

	Internet & Direct Marketing Retail – 5.3%
4,285	Priceline Group, Inc. (The)(b)	7,387,897

	Internet Software & Services – 3.5%
5,810	Alphabet, Inc., Class C(b)	4,782,850

	IT Services – 6.6%
80,825	Broadridge Financial Solutions, Inc.	5,603,597
31,425	MasterCard, Inc., Class A	3,471,206

		9,074,803

	Life Sciences Tools & Services – 2.7%
23,875	Thermo Fisher Scientific, Inc.	3,764,610

Shares	Description	Value (†)
Common Stocks – continued
	Media – 5.9%
17,043	Charter Communications, Inc., Class A(b)(c)	$5,505,912
91,675	Twenty-First Century Fox, Inc., Class B	2,690,661

		8,196,573

	Oil, Gas & Consumable Fuels – 6.1%
149,575	Enterprise Products Partners LP	4,192,587
689,600	Kosmos Energy Ltd.(b)	4,234,144

		8,426,731

	Semiconductors & Semiconductor Equipment – 5.2%
20,800	Broadcom Ltd.	4,387,344
35,950	Texas Instruments, Inc.	2,754,489

		7,141,833

	Software – 4.5%
96,925	Microsoft Corp.	6,201,261

	Technology Hardware, Storage & Peripherals – 3.3%
33,050	Apple, Inc.	4,527,520

	Total Common Stocks (Identified Cost $108,940,369)	130,127,343

Closed-End Investment Companies – 3.5%
271,950	Ares Capital Corp. (Identified Cost $4,625,246)	4,827,113

Principal Amount
Short-Term Investments – 4.9%
$ 6,742,152	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2017 at 0.030% to be repurchased at $ 6,742,158 on 3/01/2017 collateralized by $6,845,000 U.S. Treasury Note, 2.250% due 11/15/2024 valued at $6,881,737 including accrued interest(d) (Identified Cost $6,742,152)	6,742,152

	Total Investments – 102.5% (Identified Cost $120,307,767)(a)	141,696,608
	Other assets less liabilities – (2.5)%	(3,455,376)

	Net Assets – 100.0%	$138,241,232

Shares
Written Options – (0.1%)
	Options on Securities – (0.1%)
6,000	Charter Communications, Inc., Call , expiring March 17, 2017 at 315(e) (Premiums Received $45,796)	$(72,000)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At February 28, 2017, the net unrealized appreciation on investments based on a cost of $120,307,767 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$22,064,135
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(675,294)

Net unrealized appreciation	$21,388,841

At November 30, 2016, post-October capital loss deferrals were $ 1,746,724. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(e)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$130,127,343	$—	$—	$130,127,343
Closed-End Investment Companies	4,827,113	—	—	4,827,113
Short-Term Investments	—	6,742,152	—	6,742,152

Total	$134,954,456	$6,742,152	$—	$141,696,608

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(72,000)	$—	$—	$(72,000)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use written call options and written put options for investment purposes. During the period ended February 28, 2017, the Fund engaged in written call option transactions for investment purposes.

The following is a summary of derivative instruments for the Fund, as of February 28, 2017:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives Equity contracts	$(72,000)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of February 28, 2017, is $1,938,360.

Industry Summary at February 28, 2017 (Unaudited)

Health Care Providers & Services	10.0%
IT Services	6.6
Oil, Gas & Consumable Fuels	6.1
Media	5.9
Aerospace & Defense	5.4
Internet & Direct Marketing Retail	5.3
Health Care Equipment & Supplies	5.2
Semiconductors & Semiconductor Equipment	5.2
Auto Components	5.0
Banks	4.5
Software	4.5
Household Durables	4.2
Industrial Conglomerates	4.1
Energy Equipment & Services	4.0
Closed-End Investment Companies	3.5
Internet Software & Services	3.5
Technology Hardware, Storage & Peripherals	3.3
Life Sciences Tools & Services	2.7
Diversified Financial Services	2.4
Food & Staples Retailing	2.4
Insurance	2.0
Capital Markets	1.8
Short-Term Investments	4.9

Total Investments	102.5
Other assets less liabilities (including open written options)	(2.5)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 21, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	April 21, 2017